Net Income Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Calculation of Net Income Per Share
The calculation of net income per share is as follows:

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Numerator:
Net income attributed to ordinary shareholders for computing net income per ordinary share-basic and diluted	2,815,775	2,970,890	2,103,484
Denominator:
Denominator for computing net income per share-basic:
Weighted average ordinary shares outstanding used in computing net income per ordinary share-basic	407,009,875	415,316,627	416,914,898

Denominator for computing net income per share-diluted:
Weighted average shares outstanding used in computing net income per ordinary share-diluted	433,083,643	451,206,091	452,081,642	(i)

Net income per ordinary share attributable to Momo Inc. - basic	6.92	7.15	5.05

Net income per ordinary share attributable to Momo Inc. - diluted	6.59	6.76	4.83

Summary of Potential Ordinary Shares Outstanding Excluded from Computation of Diluted Net Loss Per Ordinary Share
The following table summarizes potential ordinary shares outstanding excluded from the computation of diluted net income per ordinary share for the years ended December 31, 2018, 2019 and 2020, because their effect is anti-dilutive:

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Share issuable upon exercise of share options	1,117,334	902,655	9,907,671
Share issuable upon exercise of RSUs	—	45,893	220,781

(i)
The calculation of the weighted average number of ordinary shares for the purpose of diluted net income per share has considered the effect of certain potentially dilutive securities. For the year ended December 31, 2018, an incremental weighted average number of 14,821,852 ordinary shares from the assumed exercise of share options and RSUs and an incremental weighted average number of 11,251,916 ordinary shares resulting from the assumed conversion of convertible senior notes were included.